Financial Instruments - Summary quantitative data about entity's exposure to risk (Details) - Currency risk - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
GBP | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash deposits	£ 18,517	£ 11,293
GBP | Short Term Investments
Disclosure of credit risk exposure [line items]
Cash deposits	6,316	19,850
GBP | Trade and other payables
Disclosure of credit risk exposure [line items]
Cash deposits	3,226	2,872
USD | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash deposits	4,399	8,470
USD | Short Term Investments
Disclosure of credit risk exposure [line items]
Cash deposits	1,507	25,069
USD | Trade and other payables
Disclosure of credit risk exposure [line items]
Cash deposits	4,306	4,329
EUR | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash deposits	18	21
EUR | Short Term Investments
Disclosure of credit risk exposure [line items]
Cash deposits	0	0
EUR | Trade and other payables
Disclosure of credit risk exposure [line items]
Cash deposits	£ 728	£ 532